PROVISIONS AND CONTINGENT PROVISIONS (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions [abstract]
Provision for seniority compensation	$ 9,531	$ 17,874
Provision for stock-based personnel benefits
Provision for performance bonds	59,633	53,947
Provision for vacations	22,792	23,039
Provision for other personnel benefits	1,423	2,716
Total	$ 93,379	$ 97,576